UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08332
Emerging Markets Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value

Automotive — 5.3%
Denway Motors, Ltd.	4,286,000	$1,506,174
Hyundai Mobis	24,130	1,570,495
Tata Motors, Ltd. ADR (1)	56,332	546,420
		$3,623,089

Banks and Money Services — 16.7%
Grupo Financiero Banorte DA de CV	276,500	1,797,751
Hansabank, Ltd.	133,000	2,330,483
Kookmin Bank	30,290	1,352,121
Public Bank Berhad	582,500	1,187,780
Standard Bank Group, Ltd.	162,661	1,642,366
Taishin Financial Holdings Co., Ltd.	1,750,251	1,563,254
Turkiye IS Bankasi-C	256,887	1,481,293
		$11,355,048

Cement — 2.3%
Siam Cement Public Company, Ltd.	231,300	1,561,120
		$1,561,120

Chemicals — 4.9%
Nan Ya Plastics Corp.	876,900	1,293,724
Reliance Industries, Ltd. GDR (2)	81,650	2,049,415
		$3,343,139

Diversified Operations — 2.7%
Sime Darby Berhad	1,172,900	$1,836,514
		$1,836,514

Electric - Integrated — 4.0%
Enersis S.A.	7,703,000	1,295,209
Enersis S.A. ADR	9,500	79,800
Malakoff Berhad	685,900	1,361,978
		$2,736,987

Engineering and Construction — 2.0%
Daelim Industrial Co.	25,700	1,360,827
		$1,360,827

Home Furnishings — 2.6%
Steinhoff International Holdings, Ltd.	825,000	1,760,707
		$1,760,707

Insurance — 3.4%
China Insurance International Holdings Co., Ltd.	2,596,000	930,765
Samsung Fire & Marine Insurance Co., Ltd.	18,700	1,413,245
		$2,344,010

Leisure and Tourism — 1.7%
Genting Berhad	248,200	1,129,247
		$1,129,247

Mining — 2.7%
AngloGold Ashanti, Ltd.	53,000	1,834,396
		$1,834,396

Office Automation and Equipment — 1.4%
Sindo Ricoh Co.	15,680	962,403
		$962,403

Oil and Gas - Equipment and Services — 2.5%
Lukoil Oil., ADR	12,650	$1,712,810
		$1,712,810

Oil Companies - Exploration & Production — 4.3%
CNOOC, Ltd.	3,356,000	1,826,727
OAO Gazprom ADR	33,200	1,118,840
		$2,945,567

Oil Companies-Integrated — 4.7%
China Petroleum and Chemical Corp.	4,230,000	1,715,764
PTT PCL	298,400	1,472,356
		$3,188,120

Paper Products — 1.7%
Kimberly-Clark de Mexico S.A. de C.V.	392,000	1,174,089
		$1,174,089

Publishing — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	1,659,254
		$1,659,254

Retail — 1.9%
Wal-Mart de Mexico S.A.	376,000	1,318,177
		$1,318,177

Steel — 8.7%
Cia Siderurgica Nacional S.A. ADR	69,300	1,670,130
POSCO	10,970	2,172,181
Tenaris SA ADR	33,400	2,054,434
		$5,896,745

Telephone - Integrated — 8.7%
Chunghwa Telecom Co., Ltd.	804,000	$1,658,653
Mobile Telesystems ADR	52,300	1,840,437
Shin Corp., Public Company, Ltd.	1,138,900	1,142,831
SK Telecom Co., Ltd. ADR	64,650	1,274,898
		$5,916,819

Tobacco — 2.1%
Companhia Souza Cruz S.A.	119,123	1,433,867
		$1,433,867

Total Common Stocks (identified cost $44,249,552)		$59,092,935

Preferred Stocks — 4.9%

Security	Shares	Value

Automotive — 2.6%
Hyundia Motor Co., Ltd.	51,140	$1,789,170
		$1,789,170

Electric — Integrated — 2.3%
Cia Energetica de Minas Gerais	66,000,000	1,523,077
		$1,523,077

Total Preferred Stocks (identified cost $2,127,577)		$3,312,247

Warrants — 0.0%

Security	Shares	Value

Oil Companies - Exploration & Production — 0.0%
Teton Petroleum Co., Exercise price: $6, Expiration date: 10/30/05 (1) (3) (4)	80,000	$0
		$0

Total Warrants (identified cost $0)	$0

Total Investments — 91.6% (identified cost $46,377,129)	$62,405,182

Other Assets, Less Liabilities — 8.4%	$5,712,455

Net Assets — 100.0%	$68,117,637

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt.

(1)		Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, the aggregate value of the securities is $2,049,415 or 3.0% of the Portfolio’s net assets.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Restricted Security

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	17.5%	$11,895,340
Malaysia	8.1%	5,515,519
South Africa	7.7%	5,237,469
China	7.4%	5,048,665
Russia	6.9%	4,672,087
Brazil	6.8%	4,627,074
Taiwan	6.6%	4,515,631
Mexico	6.3%	4,290,017
Thailand	6.1%	4,176,307
Turkey	4.6%	3,140,547
India	3.8%	2,595,835
Estonia	3.4%	2,330,483

Argentina	3.0%	$2,054,434
Chile	2.0%	1,375,009
Hong Kong	1.4%	930,765

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,377,129
Gross unrealized appreciation	$16,788,207
Gross unrealized depreciation	(760,154)
Net unrealized appreciation	$16,028,053

The net unrealized depreciation on foreign currency is $196.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Robert Lloyd George
Robert Lloyd George
President and Principal Executive Officer

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Lloyd George
Robert Lloyd George
President and Principal Executive Officer

Date:	May 24, 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	May 24, 2005